NET INCOME / (LOSS) PER SHARE (Details2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
NET INCOME (LOSS) PER SHARE
Income / (Losses) available for common shareholders	$ 243,537	$ 725,215
Basic weighted average common shares outstanding	8,092,281	8,190,368	8,138,204	8,164,193	8,180,428	7,830,909
Basic income / (loss) per share	$ 0.03	$ 0.09	$ 0.02	$ 0.2	$ 0.20	$ 0.17
Diluted weighted average common shares outstanding	8,790,132	8,613,227	8,732,810	8,570,527	8,577,597	8,951,051
Diluted income / (loss) per share	$ 0.03	$ 0.08	$ 0.02	$ 0.19	$ 0.20	$ 0.14